UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-09891

Dreyfus Opportunity Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	7/31/2010

The following N-Q relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which has a different fiscal year end and, therefore, different N-Q reporting requirements.   A separate N-Q Form will be filed for this series, as appropriate.

DREYFUS OPPORTUNITY FUNDS
- DREYFUS GLOBAL SUSTAINABILITY FUND

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Global Sustainability Fund
July 31, 2010 (Unaudited)

Common Stocks--96.3%	Shares	Value ($)
Australia--5.4%
Australia & New Zealand Banking Group	6,490	135,338
BHP Billiton	2,739	99,416
GPT Group	12,753	32,998
Rio Tinto	1,900	121,374
Stockland	4,854	16,643
		405,769
Canada--5.2%
Bombardier, Cl. B	4,685	21,236
Canadian Imperial Bank of Commerce	1,381	94,888
Cenovus Energy	1,900	53,580
CGI Group	3,524 a	50,287
EnCana	3,160	96,475
TELUS	1,820	72,018
		388,484
Finland--1.1%
Kesko, Cl. B	2,026	78,572
France--4.4%
AXA	3,884	71,594
Cie Generale des Etablissements Michelin, Cl. B	1,093	83,267
Sanofi-Aventis	2,022	117,441
Total	571	28,804
Unibail-Rodamco	132	26,043
		327,149
Germany--5.3%
Adidas	1,617	87,575
Allianz	979	113,673
Hochtief	1,022	66,251
Muenchener Rueckversicherungs	573	79,375
Siemens	151	14,717
TUI	3,493 a	36,789
		398,380
Italy--1.6%
Stmicroelectronics NV	4,391	36,221
Terna Rete Elettrica Nazionale	20,011	83,187

		119,408
Japan--5.4%
Denso	800	22,937
Fujitsu	3,000	21,355
Marubeni	7,000	37,595
Mitsubishi	3,100	67,063
Sekisui Chemical	8,000	54,262
Sumitomo	4,500	47,815
Toshiba	4,000 a	20,927
Toyota Motor	2,794	98,637
Trend Micro	1,000	29,516
		400,107
Netherlands--4.6%
Koninklijke DSM	1,676	79,533
Royal Dutch Shell, Cl. A	5,041	139,858
Unilever	4,114	121,028
		340,419
Norway--1.1%
Statoil	4,100	82,871
South Korea--1.9%
POSCO	80	33,269
Samsung Electronics	123	84,213
Samsung SDI	169	24,284
		141,766
Spain--4.3%
Banco Bilbao Vizcaya Argentaria	3,280	44,175
Banco Santander	7,251	94,199
Criteria Caixacorp	12,460	60,874
Endesa	1,537	38,046
Fomento de Construcciones y Contratas	886	23,023
Red Electrica	1,411	61,782
		322,099
Sweden--1.8%
Electrolux, Ser. B	3,382	75,419
SKF, Cl. B	3,066	58,563
		133,982
Switzerland--10.4%
Credit Suisse Group	2,619	119,272
Nestle	1,555	76,877
Noble	1,900	61,750

Novartis	1,883	91,375
Roche Holding	1,162	151,148
Sulzer	801	83,045
Swisscom	226	84,612
Zurich Financial Services	467	109,028
		777,107
United Kingdom--19.1%
AstraZeneca	2,940	149,378
Barclays	21,592	112,756
BT Group	41,901	93,495
Centrica	18,847	89,874
Compass Group	7,375	61,334
GlaxoSmithKline	4,806	83,784
HSBC Holdings	7,412	75,133
Investec	10,600	82,333
Kingfisher	22,036	74,446
Legal & General Group	55,596	78,122
Man Group	12,528	42,717
Marks & Spencer Group	10,966	59,262
Rentokil Initial	38,278 a	61,445
Rio Tinto	2,710	140,520
Schroders	4,010	81,044
Unilever	3,841	109,150
Vodafone Group	12,411	28,969
		1,423,762
United States--24.7%
3M	800	68,432
Cisco Systems	2,400 a	55,368
Citigroup	4,500 a	18,450
Coca-Cola	687	37,861
Cummins	500	39,805
El Paso	8,700	107,184
General Electric	5,400	87,048
H & R Block	5,000	78,400
Hewlett-Packard	1,300	59,852
Humana	2,100 a	98,742
Intel	8,677	178,746
International Business Machines	1,800	231,120
Johnson & Johnson	3,208	186,353
Kimberly-Clark	1,600	102,592

MeadWestvaco	3,100	74,276
Motorola	7,627 a	57,126
PepsiCo	400	25,964
Plum Creek Timber	471 b	16,899
ProLogis	1,500 b	16,290
Quest Diagnostics	1,074	50,467
Staples	3,100	63,023
Symantec	5,592 a	72,528
UnitedHealth Group	3,800	115,710
		1,842,236
Total Common Stocks
(cost $6,772,606)		7,182,111

Preferred Stocks--3.1%
Brazil--1.5%
Banco Bradesco	6,050	110,935
Germany--1.6%
Henkel & Co.	1,638	81,295
Volkswagen	363	38,463
		119,758
Total Preferred Stocks
(cost $215,461)		230,693
Total Investments (cost $6,988,067)	99.4%	7,412,804
Cash and Receivables (Net)	.6%	47,284
Net Assets	100.0%	7,460,088

a	Non-income producing security.
b	Investment in real estate investment trust.

At July 31, 2010, the aggregate cost of investment securities for income tax purposes was $6,988,067. Net unrealized appreciation on investments was $424,737 of which $619,772 related to appreciated investment securities and $195,035 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Financial	21.7
Consumer Discretionary	14.3
Health Care	14.0

Information Technology	10.8
Energy	8.9
Materials	8.4
Consumer Staples	8.2
Industrial	5.4
Telecommunications	5.2
Utilities	2.5
99.4

† Based on net assets.

100-463-63

At July 31, 2010, the fund held the following forward foreign currency exchange contracts:

				Unrealized
Forward Foreign Currency	Foreign			Appreciation
Exchange Contracts	Currency Amount	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:
Swedish Krona,
Expiring 8/2/2010	219,567	30,377	30,412	35

Sales:		Proceeds ($)
Euro,
Expiring 8/2/2010	19,484	25,485	25,391	94
British Pound,
Expiring 8/2/2010	22,091	34,475	34,664	(189)

Gross Unrealized Appreciation				129
Gross Unrealized Depreciation				(189)

100-463-63

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2010 in valuing the fund's investments:

	Level 1 -Unadjusted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Quoted Prices	Observable Inputs ++	Unobservable Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	1,842,236	-	-	1,842,236
Equity Securities - Foreign+	5,570,568	-	-	5,570,568
Other Financial Instruments:
Forward Foreign Currency Exchange	-	129	-	129
Contracts++
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange	-	(189)	-	(189)
Contracts++

+ See Statement of Investments for country and industry classification.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

The provisions of ASC Topic 815 “Derivatives and Hedging” require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges” and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Opportunity Funds

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date: September 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date: September 24, 2010

By: /s/ James Windels
James Windels Treasurer
Date: September 24, 2010

                                                                  EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)